COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative)	12 Months Ended
Sep. 30, 2018 USD ($)
Arcadian Telepsychiatry Services LLC [Member]
Loss Contingencies [Line Items]
Operating leases remaining twelve months monthly lease payments	$ 3,312
Operating leases rent expense	$ 3,410
Expiration date	Feb. 28, 2020
Headquarters and Neurometric Services [Member]
Loss Contingencies [Line Items]
Operating leases monthly lease payments	$ 10,666
Expiration date	Jan. 31, 2019
Premises [Member]
Loss Contingencies [Line Items]
Operating leases term of contract	$ 3
Operating leases monthly lease payments	2,508
Operating leases next 12 months monthly lease payments	2,576
Operating leases remaining twelve months monthly lease payments	$ 2,647
Commence date	Sep. 30, 2018
Expiration date	Sep. 30, 2020
Premises [Member]
Loss Contingencies [Line Items]
Operating leases term of contract	$ 2
Operating leases monthly lease payments	$ 8,411
Commence date	Feb. 01, 2019